SHARE-BASED PAYMENT - Exercise price range of stock options (Details)	4 Months Ended	12 Months Ended
	Apr. 25, 2026 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
SHARE-BASED PAYMENT
Number Outstanding		10,197,500	10,400,000	7,475,000
Number Exercisable		10,197,500
Weighted average remaining life		3 years 4 months 6 days	3 years 25 days
Stock options exercised		2,952,500
0.3
SHARE-BASED PAYMENT
Number Outstanding		75,000
Number Exercisable		75,000
Exercise Price | $ / shares		$ 0.3
Weighted average remaining life		7 days
0.22
SHARE-BASED PAYMENT
Number Outstanding		150,000
Number Exercisable		150,000
Exercise Price | $ / shares		$ 0.22
Weighted average remaining life		9 months 3 days
0.16
SHARE-BASED PAYMENT
Number Outstanding		1,822,500
Number Exercisable		1,822,500
Exercise Price | $ / shares		$ 0.16
Weighted average remaining life		1 year 9 months 3 days
0.3
SHARE-BASED PAYMENT
Number Outstanding		100,000
Number Exercisable		100,000
Exercise Price | $ / shares		$ 0.3
Weighted average remaining life		2 years 4 months 2 days
0.36
SHARE-BASED PAYMENT
Number Outstanding		1,850,000
Number Exercisable		1,850,000
Exercise Price | $ / shares		$ 0.36
Weighted average remaining life		2 years 6 months 25 days
0.3
SHARE-BASED PAYMENT
Number Outstanding		100,000
Number Exercisable		100,000
Exercise Price | $ / shares		$ 0.3
Weighted average remaining life		2 years 7 months 2 days
0.27
SHARE-BASED PAYMENT
Number Outstanding		2,350,000
Number Exercisable		2,350,000
Exercise Price | $ / shares		$ 0.27
Weighted average remaining life		3 years 3 months 18 days
0.3
SHARE-BASED PAYMENT
Number Outstanding		500,000
Number Exercisable		500,000
Exercise Price | $ / shares		$ 0.3
Weighted average remaining life		3 years 11 months 19 days
0.5
SHARE-BASED PAYMENT
Number Outstanding		400,000
Number Exercisable		400,000
Exercise Price | $ / shares		$ 0.5
Weighted average remaining life		4 years 6 months
1
SHARE-BASED PAYMENT
Number Outstanding		2,850,000
Number Exercisable		2,850,000
Exercise Price | $ / shares		$ 1
Weighted average remaining life		4 years 11 months 4 days
Share transactions
SHARE-BASED PAYMENT
Stock options exercised	125,000	75,000